General information and basis of presentation - Schedule of financial statements amounts and balances of the Group's VIEs and subsidiaries of VIEs (Details) - CNY (¥) ¥ in Thousands	1 Months Ended	12 Months Ended
	Aug. 31, 2019	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
General information, recapitalization and basis of presentation.
Total current assets		¥ 6,898,394	¥ 8,939,717
Total non-current assets		2,442,213	1,945,541
Total assets		9,340,607	10,885,258	¥ 9,927,321
Total current liabilities		5,162,412	5,166,698
Total non-current liabilities		343,113	433,277
Total liabilities		5,505,525	5,599,975	5,406,780
Total revenue		4,132,357	3,312,290	2,327,846
Net loss		(1,330,513)	(1,414,123)	(1,687,512)
Net cash (used in)/generated from operating activities		(404,334)	(704,145)	(1,817,454)
Net cash generated from/(used in) investing activities		388,435	1,315,725	570,839
Net cash generated from/(used in) financing activities		(1,611,781)	1,533,838	1,754,557
Net increase/(decrease) in cash and cash equivalents		(1,627,680)	2,145,418	507,942
Cash and cash equivalents at the beginning of the year		3,055,194	1,077,875	565,027
Cash and cash equivalents at the end of year		1,399,370	3,055,194	1,077,875
Shenzhen CA
General information, recapitalization and basis of presentation.
Proportion of ownership interest in subsidiary	98.90%
VIEs
General information, recapitalization and basis of presentation.
Registered capital, capital reserve and PRC statutory reserves		1,753,000		1,254,000
Total current assets		3,820,222	3,848,842
Total non-current assets		996,872	1,023,936
Total assets		4,817,094	4,872,778
Total current liabilities		7,427,980	6,724,365
Total non-current liabilities		97,509	168,556
Total liabilities		7,525,489	6,892,921
Total revenue		3,723,306	3,042,997	2,137,890
Net loss		(708,699)	(989,704)	(1,284,223)
Net cash (used in)/generated from operating activities		(439,174)	(443,276)	(1,602,568)
Net cash generated from/(used in) investing activities		3,633	1,660,300	552,837
Net cash generated from/(used in) financing activities		108,564	(887,374)	1,173,363
Net increase/(decrease) in cash and cash equivalents		(326,977)	329,650	123,632
Cash and cash equivalents at the beginning of the year		564,527	234,877	111,245
Cash and cash equivalents at the end of year		¥ 237,550	¥ 564,527	¥ 234,877
VIEs | Shenzhen CA
General information, recapitalization and basis of presentation.
Proportion of ownership interest in subsidiary		98.90%	98.90%